Schedule II Schedule II	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
UNITED TECHNOLOGIES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three years ended December 31, 2018
(Millions of Dollars)

Allowances for Doubtful Accounts and Other Customer Financing Activity:
Balance, December 31, 2015	$553
Provision charged to income	64
Doubtful accounts written off (net)	(105)
Other adjustments	(45)
Balance, December 31, 2016	467
Provision charged to income	88
Doubtful accounts written off (net)	(82)
Other adjustments	(17)
Balance, December 31, 2017	456
Provision charged to income	54
Doubtful accounts written off (net)	(37)
Other adjustments	15
Balance, December 31, 2018	$488
Future Income Tax Benefits—Valuation allowance:
Balance, December 31, 2015	$591
Additions charged to income tax expense	32
Reductions credited to income tax expense	(61)
Other adjustments	(17)
Balance, December 31, 2016	545
Additions charged to income tax expense	45
Reductions credited to income tax expense	(29)
Other adjustments	21
Balance, December 31, 2017	582
Additions charged to income tax expense	61
Additions charged to goodwill, due to acquisitions	25
Reductions credited to income tax expense	(25)
Other adjustments	(38)
Balance, December 31, 2018	$605